Income Tax - Summary of Breakdown of Income Tax Liability (Parentheticals) (Detail) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Break down of income tax liability [Line Items]
Tax liabilities	[1]	$ 73	$ 126	$ 31
Installments of the Regularization Regimes Associated with the Dispute Over the Cost Deduction for Hydrocarbon Well Abandonment [Member] | Hydrocarbon Wells Abandonment Costs [member] | Twelve Instalments [member]
Break down of income tax liability [Line Items]
Tax liabilities		12	$ 50
Remaining Installments of the Regimes [Member] | Hydrocarbon Wells Abandonment Costs [member]
Break down of income tax liability [Line Items]
Tax liabilities	[2]	$ 828

[1]	Includes 50 corresponding to the 12 payments of the regularization plan associated with the calculation of tax loss carryforwards for the 2024 fiscal period as of December 31, 2025. Likewise, includes the provision associated with the charge of current income tax net of unused tax credits and existing tax loss carryforwards.
[2]	Includes 828 corresponding to the remaining payments of the regularization plan associated with the calculation of tax loss carryforwards for the 2024 fiscal period as of December 31, 2025.